Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2019
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17.- Trade payables and other current liabilities

Trade payables and other current liabilities as of December 31, 2019 and 2018 are as follows:

	Balance as of December 31,
Item	2019	2018
Trade accounts payables	52,062	109,430
Down payments from clients	565	6,289
Liberty (see Note 16)	41,032	37,119
Other accounts payable	34,403	39,195
Total	128,062	192,033

Trade accounts payables mainly relate to the operating and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.